Capital and reserves (Tables)	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of reserves and other equity interest

	Share capital	Share premium account	Capital redemption reserve	Merger reserve	Total share capital and capital reserves
At 1 January 2017	5,284	12,219	1,413	27,206	46,122
Profit (loss) for the year	—	—	—	—	—
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including recycling)	—	—	—	—	—
Available-for-sale investments (including recycling)	—	—	—	—	—
Cash flow hedges (including recycling)	—	—	—	—	—
Share of items relating to equity-accounted entities, net of tax[a]	—	—	—	—	—
Other	—	—	—	—	—
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	—	—	—	—	—
Total comprehensive income	—	—	—	—	—
Dividends	72	(72)	—	—	—
Repurchases of ordinary share capital	(13)	—	13	—	—
Share-based payments, net of tax[b]	—	—	—	—	—
Share of equity-accounted entities’ changes in equity, net of tax	—	—	—	—	—
Transactions involving non-controlling interests[c]	—	—	—	—	—
At 31 December 2017	5,343	12,147	1,426	27,206	46,122

	Share capital	Share premium account	Capital redemption reserve	Merger reserve	Total share capital and capital reserves
At 1 January 2016	5,049	10,234	1,413	27,206	43,902
Profit (loss) for the year	—	—	—	—	—
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including recycling)	—	—	—	—	—
Available-for-sale investments (including recycling)	—	—	—	—	—
Cash flow hedges (including recycling)	—	—	—	—	—
Share of items relating to equity-accounted entities, net of tax[a]	—	—	—	—	—
Other	—	—	—	—	—
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	—	—	—	—	—
Total comprehensive income	—	—	—	—	—
Dividends	137	(137)	—	—	—
Share-based payments, net of tax[b] [d]	98	2,122	—	—	2,220
Share of equity-accounted entities’ changes in equity, net of tax	—	—	—	—	—
Transactions involving non-controlling interests	—	—	—	—	—
At 31 December 2016	5,284	12,219	1,413	27,206	46,122

	Share capital	Share premium account	Capital redemption reserve	Merger reserve	Total share capital and capital reserves
At 1 January 2015	5,023	10,260	1,413	27,206	43,902
Profit (loss) for the year	—	—	—	—	—
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including recycling)[a]	—	—	—	—	—
Available-for-sale investments (including recycling)	—	—	—	—	—
Cash flow hedges (including recycling)	—	—	—	—	—
Share of items relating to equity-accounted entities, net of tax[a]	—	—	—	—	—
Other	—	—	—	—	—
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	—	—	—	—	—
Share of items relating to equity-accounted entities, net of tax	—	—	—	—	—
Total comprehensive income	—	—	—	—	—
Dividends	26	(26)	—	—	—
Share-based payments, net of tax[b]	—	—	—	—	—
Share of equity-accounted entities’ changes in equity, net of tax	—	—	—	—	—
Transactions involving non-controlling interests	—	—	—	—	—
At 31 December 2015	5,049	10,234	1,413	27,206	43,902
[a] Principally foreign exchange effects relating to the Russian rouble.
[b] Movements in treasury shares relate to employee share-based payment plans.
[c] Principally relates to the initial public offering of common units in BP Midstream Partners LP for which net proceeds of $811 million were received.
[d] Includes ordinary shares issued to the government of Abu Dhabi in consideration for a 10% interest in the Abu Dhabi onshore oil concession. The share-based payment transaction was valued at the fair value of the interest in the assets, with reference to a market transaction for an identical interest.
30. Capital and reserves – continued

								$ million
Treasury shares	Foreign currency translation reserve	Available- for-sale investments	Cash flow hedges	Total fair value reserves	Profit and loss account	BP shareholders’ equity	Non- controlling interests	Total equity
(18,443)	(6,878)	3	(1,156)	(1,153)	75,638	95,286	1,557	96,843
—	—	—	—	—	3,389	3,389	79	3,468

—	1,722	—	—	—	(3)	1,719	52	1,771
—	—	14	—	14	—	14	—	14
—	—	—	396	396	—	396	—	396
—	—	—	—	—	564	564	—	564
—	—	—	—	—	(72)	(72)	—	(72)

—	—	—	—	—	2,343	2,343	—	2,343
—	1,722	14	396	410	6,221	8,353	131	8,484
—	—	—	—	—	(6,153)	(6,153)	(141)	(6,294)
—	—	—	—	—	(343)	(343)	—	(343)
1,485	—	—	—	—	(798)	687	—	687
—	—	—	—	—	215	215	—	215
—	—	—	—	—	446	446	366	812
(16,958)	(5,156)	17	(760)	(743)	75,226	98,491	1,913	100,404

Treasury shares	Foreign currency translation reserve	Available- for-sale investments	Cash flow hedges	Total fair value reserves	Profit and loss account	BP shareholders’ equity	Non- controlling interests	Total equity
(19,964)	(7,267)	2	(825)	(823)	81,368	97,216	1,171	98,387
—	—	—	—	—	115	115	57	172

—	389	—	—	—	—	389	(27)	362
—	—	1	—	1	—	1	—	1
—	—	—	(331)	(331)	—	(331)	—	(331)
—	—	—	—	—	833	833	—	833
—	—	—	—	—	(96)	(96)	—	(96)

—	—	—	—	—	(1,757)	(1,757)	—	(1,757)
—	389	1	(331)	(330)	(905)	(846)	30	(816)
—	—	—	—	—	(4,611)	(4,611)	(107)	(4,718)
1,521	—	—	—	—	(750)	2,991	—	2,991
—	—	—	—	—	106	106	—	106
—	—	—	—	—	430	430	463	893
(18,443)	(6,878)	3	(1,156)	(1,153)	75,638	95,286	1,557	96,843

Treasury shares	Foreign currency translation reserve	Available- for-sale investments	Cash flow hedges	Total fair value reserves	Profit and loss account	BP shareholders’ equity	Non- controlling interests	Total equity
(20,719)	(3,409)	1	(898)	(897)	92,564	111,441	1,201	112,642
—	—	—	—	—	(6,482)	(6,482)	82	(6,400)

—	(3,858)	—	—	—	—	(3,858)	(41)	(3,899)
—	—	1	—	1	—	1	—	1
—	—	—	73	73	—	73	—	73
—	—	—	—	—	(814)	(814)	—	(814)
—	—	—	—	—	80	80	—	80

—	—	—	—	—	2,742	2,742	—	2,742
—	—	—	—	—	(1)	(1)	—	(1)
—	(3,858)	1	73	74	(4,475)	(8,259)	41	(8,218)
—	—	—	—	—	(6,659)	(6,659)	(91)	(6,750)
755	—	—	—	—	(99)	656	—	656
—	—	—	—	—	40	40	—	40
—	—	—	—	—	(3)	(3)	20	17
(19,964)	(7,267)	2	(825)	(823)	81,368	97,216	1,171	98,387

Disclosure of pre-tax and tax amounts components of other comprehensive income
The pre-tax amounts of each component of other comprehensive income, and the related amounts of tax, are shown in the table below.

			$ million
			2017
	Pre-tax	Tax	Net of tax
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including recycling)	1,866	(95)	1,771
Available-for-sale investments (including recycling)	14	—	14
Cash flow hedges (including recycling)	425	(29)	396
Share of items relating to equity-accounted entities, net of tax	564	—	564
Other	—	(72)	(72)
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	3,646	(1,303)	2,343
Other comprehensive income	6,515	(1,499)	5,016

			$ million
			2016
	Pre-tax	Tax	Net of tax
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including recycling)	284	78	362
Available-for-sale investments (including recycling)	1	—	1
Cash flow hedges (including recycling)	(362)	31	(331)
Share of items relating to equity-accounted entities, net of tax	833	—	833
Other	—	(96)	(96)
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	(2,496)	739	(1,757)
Other comprehensive income	(1,740)	752	(988)

			$ million
			2015
	Pre-tax	Tax	Net of tax
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including recycling)	(4,096)	197	(3,899)
Available-for-sale investments (including recycling)	1	—	1
Cash flow hedges (including recycling)	93	(20)	73
Share of items relating to equity-accounted entities, net of tax	(814)	—	(814)
Other	—	80	80
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	4,139	(1,397)	2,742
Share of items relating to equity-accounted entities, net of tax	(1)	—	(1)
Other comprehensive income	(678)	(1,140)	(1,818)